UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/11

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—March 31, 2011 (unaudited)

Bonds and Notes—98.3% †		Principal Amount	Fair Value
U.S. Treasuries—26.6%
U.S. Treasury Bonds
3.88%	08/15/40	$19,432	$17,389	(h)
4.25%	11/15/40	10,132	9,690
U.S. Treasury Notes
0.36%	04/30/12	1,865	1,878	(d,h)
0.67%	12/31/12	297	297	(d)
2.13%	02/29/16	23,632	23,558
2.63%	11/15/20	42,889	40,021	(h)
3.13%	05/15/19	2	2
3.63%	02/15/21	316	320
			93,155

Agency Mortgage Backed—29.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	97	100	(h)
5.00%	07/01/35 - 08/01/40	4,898	5,123	(h)
5.50%	05/01/20 - 04/01/39	1,684	1,817	(h)
6.00%	04/01/17 - 11/01/37	2,748	3,025	(h)
6.50%	07/01/29	3	3	(h)
7.00%	10/01/16 - 08/01/36	292	334	(h)
7.50%	09/01/12 - 09/01/33	34	39	(h)
8.00%	11/01/30	12	14	(h)
5.50%	TBA	1,570	1,674	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	362	379	(h)
4.50%	05/01/18 - 10/01/40	14,977	15,293	(h)
5.00%	07/01/20 - 11/01/40	9,085	9,533	(h)
5.32%	03/01/37	7	7	(i)
5.50%	03/01/14 - 01/01/39	8,901	9,584	(h)
5.53%	04/01/37	12	12	(i)
6.00%	02/01/14 - 08/01/35	4,616	5,085	(h)
6.50%	02/01/14 - 08/01/36	747	839	(h)
7.00%	08/01/13 - 02/01/34	112	127	(h)
7.50%	08/01/13 - 03/01/34	337	384	(h)
8.00%	12/01/11 - 11/01/33	142	167	(h)
8.50%	04/01/30 - 05/01/31	22	25	(h)
9.00%	04/01/16 - 12/01/22	39	43	(h)
4.50%	TBA	12,465	12,685	(c)
5.00%	TBA	2,664	2,830	(c)
5.50%	TBA	1,095	1,184	(c)
6.00%	TBA	7,726	8,408	(c)
6.50%	TBA	878	984	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	585	606	(h)
5.00%	08/15/33	206	221	(h)
6.00%	04/15/27 - 09/15/36	832	923	(h)
6.50%	04/15/19 - 09/15/36	604	691	(h)
7.00%	03/15/12 - 10/15/36	282	323	(h)
7.50%	03/15/23 - 10/15/33	87	100	(h)
8.00%	09/15/27 - 06/15/30	38	45	(h)
8.50%	10/15/17	38	43	(h)
9.00%	11/15/16 - 12/15/21	84	94	(h)
4.50%	TBA	20,565	21,176	(c)
5.50%	TBA	435	471	(c)
			104,391

Agency Collateralized Mortgage Obligations—2.8%
Collateralized Mortgage Obligation Trust (Class B)
1.76%	11/01/18	11	10	(d,f,h,q)
Fannie Mae Whole Loan
0.98%	08/25/43	1,713	50	(g,r)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	2,341	20	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	259	38	(g,r)
5.00%	05/15/38	331	345
5.50%	04/15/17	47	1	(g,h,r)
6.35%	08/15/25	1,477	261	(g,i,r)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	34	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	346	85	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	278	24	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	60	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%**	10/15/16	20	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	33	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	208	20	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	174	11	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	42	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	19	19	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	8	8	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	14	2	(g,h,r)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	180	38	(g,h,r)
Federal Home Loan Mortgage STRIPS
4.00%	08/01/27	3	3	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.09%	11/25/33	817	36	(g,r)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	330	342
5.00%	02/25/40 - 09/25/40	2,192	363	(g,r)
5.75%	07/25/38	811	97	(g,r)
Federal National Mortgage Assoc. REMIC (Class B)
2.86%	12/25/22	10	9	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	432	471
Federal National Mortgage Assoc. REMIC (Class CS)
7.45%**	08/25/16	25	—	(g,h,r)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	301	302
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	80	5	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	117	10	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	471	50	(g,h,r)

Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	594	16	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	33	1	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.06%	03/25/31	310	358	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	264	273
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	306	61	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	470	106	(g,h,r)
5.00%	03/25/38	362	67	(g,r)
5.50%	12/01/33	121	26	(g,r)
7.50%	11/01/23	45	8	(g,h,r)
8.00%	08/01/23 - 07/01/24	29	7	(g,h,r)
8.50%	03/01/17 - 07/25/22	28	5	(g,h,r)
9.00%	05/25/22	10	2	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.80%	12/01/34	432	370	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	843	158	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	605	113	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	357	62	(g,r)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	5,421	948	(g,r)
4.50%	11/20/39	649	629
5.00%	10/20/37 - 09/20/38	2,237	362	(g,r)
5.90%	02/20/38	2,078	305	(g,i,r)
6.25%	01/16/39	2,437	397	(g,r)
6.25%	04/20/39	17	2	(g,i,r)
6.33%	06/20/40	5,809	1,013	(g,r)
6.35%	08/20/40	3,423	627	(g,i,r)
6.40%	06/20/40	5,689	958	(g,r)
Government National Mortgage Assoc. (Class IC)
6.00%	04/16/37	897	141	(g,r)
Vendee Mortgage Trust
0.38%	04/15/40	2,787	60	(g,h,r)
Vendee Mortgage Trust (Class 2003)
0.85%	05/15/33	1,050	38	(g,h,r)
			9,741

Asset Backed—0.8%
Capital One Multi-Asset Execution Trust (Class B)
1.19%	01/15/19	500	484	(d)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	592	571	(h,j)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	11/25/34	44	25	(h,q)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	360	312
Countrywide Asset-Backed Certificates
1.11%	05/25/33	23	19	(h)
Countrywide Asset-Backed Certificates (Class 2A1)
2.11%	06/25/33	2	2	(d,h)
Countrywide Asset-Backed Certificates (Series 2002) (Class A)
17.12%	08/25/32	29	19	(d,h)
GSAA Trust (Series 2004) (Class A1)
8.99%	05/25/34	110	87	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	49	49	(h,q)

Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	350	301
Residential Asset Securities Corp. (Class A2)
50.34%	06/25/33	47	23	(d,h)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
30.55%	07/25/32	25	14	(d,h)
Saxon Asset Securities Trust
5.23%	08/25/35	849	814	(h)
			2,720

Corporate Notes—28.1%
ABN Amro Bank N.V.
3.00%	01/31/14	722	721	(b)
AES El Salvador Trust
6.75%	02/01/16	100	98	(b)
AES Panama S.A.
6.35%	12/21/16	219	233	(b)
Agilent Technologies Inc.
5.50%	09/14/15	270	294	(h)
Air Jamaica Ltd.
9.38%	07/08/15	6	7
Alcoa Inc.
6.15%	08/15/20	309	327	(h)
Allergan Inc.
3.38%	09/15/20	805	754	(h)
Alliance One International Inc.
10.00%	07/15/16	396	401	(h)
Ameren Illinois Co.
9.75%	11/15/18	522	673
American International Group Inc.
5.85%	01/16/18	202	210
American Tower Corp.
4.50%	01/15/18	565	555
Amsted Industries Inc.
8.13%	03/15/18	398	424	(b)
Anadarko Petroleum Corp.
5.95%	09/15/16	260	283
6.20%	03/15/40	1,180	1,140	(h)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	606	627
5.38%	11/15/14	528	582
ArcelorMittal
3.75%	03/01/16	279	278
5.50%	03/01/21	800	788
Archer-Daniels-Midland Co.
5.77%	03/01/41	1,149	1,176
Arizona Public Service Co.
6.25%	08/01/16	485	547	(h)
AT&T Inc.
6.40%	05/15/38	1,807	1,845	(h)
6.70%	11/15/13	496	558	(h)
Banco de Credito del Peru
4.75%	03/16/16	210	207	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	74	74	(i)
BanColombia S.A.
4.25%	01/12/16	150	148	(b)
6.13%	07/26/20	70	70
Bank of America Corp.
4.50%	04/01/15	400	415
5.63%	07/01/20	985	1,011	(h)
5.75%	12/01/17	1,725	1,817	(h)
6.50%	08/01/16	330	365

BBVA Bancomer S.A.
6.50%	03/10/21	100	99	(b)
BE Aerospace Inc.
8.50%	07/01/18	377	418
Boise Paper Holdings LLC
8.00%	04/01/20	318	343	(h)
Bombardier Inc.
7.75%	03/15/20	299	325	(b)
BP Capital Markets PLC
3.13%	10/01/15	201	202
4.50%	10/01/20	226	224
Calpine Corp.
7.25%	10/15/17	885	920	(b,h)
Capex S.A.
10.00%	03/10/18	70	69	(b)
Cargill Inc.
5.20%	01/22/13	131	140	(b,h)
6.00%	11/27/17	247	277	(b,h)
CBS Corp.
5.75%	04/15/20	650	687
CCO Holdings LLC
7.88%	04/30/18	192	204
8.13%	04/30/20	230	250
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	68	76	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	380	410	(b)
CenturyLink Inc. (Series G)
6.88%	01/15/28	280	283
CFG Investment SAC
9.25%	12/19/13	100	105
Chesapeake Energy Corp.
7.25%	12/15/18	856	957
Chubb Corp.
6.38%	03/29/67	224	236	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	676	681
Citigroup Inc.
5.00%	09/15/14	1,424	1,487
5.13%	05/05/14	435	464
6.13%	11/21/17	202	220
6.38%	08/12/14	763	843	(h)
Clarendon Alumina Production Ltd.
8.50%	11/16/21	135	138	(b,h)
CNA Financial Corp.
5.75%	08/15/21	575	589
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	608	717
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	184	208
Corp Nacional del Cobre de Chile
3.75%	11/04/20	397	371	(b)
5.63%	09/21/35	76	78	(b)
COX Communications Inc.
6.25%	06/01/18	624	696	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	200	202
Crown Castle Towers LLC
4.88%	08/15/20	379	379	(b)
6.11%	01/15/40	189	205	(b)
CVS Caremark Corp.
3.25%	05/18/15	414	421
5.75%	06/01/17	154	170
6.13%	09/15/39	340	346

Denbury Resources Inc.
8.25%	02/15/20	383	428
Digicel Ltd.
8.25%	09/01/17	100	106	(b)
DIRECTV Holdings LLC
3.55%	03/15/15	401	410
DirecTV Holdings LLC
4.75%	10/01/14	392	422
5.88%	10/01/19	420	454
Dolphin Energy Ltd.
5.89%	06/15/19	185	196	(b)
Drummond Company Inc.
9.00%	10/15/14	370	392	(b)
Dubai Electricity & Water Authority
6.38%	10/21/16	80	81	(b)
7.38%	10/21/20	100	97	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	201	221
El Paso Corp.
8.05%	10/15/30	384	437
Empresa Nacional del Petroleo
5.25%	08/10/20	100	100	(b)
6.25%	07/08/19	100	107	(b)
European Investment Bank
4.88%	01/17/17	1,050	1,163	(h)
Exelon Corp.
4.90%	06/15/15	717	753
First Horizon National Corp.
5.38%	12/15/15	599	626
FPL Group Capital Inc.
2.60%	09/01/15	801	779
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	10	10	(b)
Frontier Communications Corp.
7.13%	03/15/19	350	355
Georgia-Pacific LLC
5.40%	11/01/20	219	216	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100	105	(b,j)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	200	192	(b)
Goldman Sachs Capital I
6.35%	02/15/34	401	385
Hanesbrands Inc.
6.38%	12/15/20	70	68
HCA Inc.
9.25%	11/15/16	345	371
HCP Inc. (REIT)
3.75%	02/01/16	158	159
5.38%	02/01/21	396	400
Hess Corp.
5.60%	02/15/41	401	383
Hidili Industry International Development Ltd.
8.63%	11/04/15	150	151	(b)
Home Depot Inc.
4.40%	04/01/21	400	399
5.95%	04/01/41	160	160
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	570	560
HSBC Finance Corp.
6.68%	01/15/21	1,538	1,596	(b,h)
Huntington BancShares Inc.
7.00%	12/15/20	279	308

Indo Integrated Energy BV
9.00%	06/01/12	100	106	(j)
ING Bank N.V.
4.00%	03/15/16	754	753	(b)
Ingles Markets Inc.
8.88%	05/15/17	735	789
Intergas Finance BV
6.88%	11/04/11	100	103
Inversiones CMPC S.A.
4.75%	01/19/18	69	68	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	188	189
JPMorgan Chase & Co.
5.13%	09/15/14	666	715	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	65	72
6.00%	10/01/17	400	438
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200	208	(b)
6.50%	05/11/11	200	201
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	100	121	(b)
11.75%	01/23/15	100	125	(b,h)
KeyCorp.
5.10%	03/24/21	401	399
Korea Development Bank
3.25%	03/09/16	380	373
4.00%	09/09/16	220	222
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	100	109	(b,h)
Korea National Oil Corp.
5.38%	07/30/14	100	107	(b,h)
Kraft Foods Inc.
4.13%	02/09/16	401	416
5.38%	02/10/20	1,808	1,909	(h)
6.50%	02/09/40	804	859
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	1,561	1,652	(h)
4.13%	10/15/14	583	634	(h)
4.50%	07/16/18	436	471	(h)
LBI Escrow Corp.
8.00%	11/01/17	359	396	(b)
Lincoln National Corp.
6.25%	02/15/20	275	303
8.75%	07/01/19	435	551
Listrindo Capital BV
9.25%	01/29/15	200	221	(b)
Majapahit Holding BV
7.25%	10/17/11	348	358	(b)
7.75%	10/17/16	100	113	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	154	164
6.88%	04/25/18	599	665
MetroPCS Wireless Inc.
6.63%	11/15/20	348	348
Midamerican Energy Holdings Co.
6.13%	04/01/36	330	350	(h)
Morgan Stanley
5.50%	01/26/20	426	428
5.63%	09/23/19	551	563
6.00%	04/28/15	333	363
Morgan Stanley (Series F)
6.63%	04/01/18	877	964

Mylan Inc.
7.88%	07/15/20	380	413	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	200	220
National Agricultural Cooperative Federation
4.25%	01/28/16	231	235	(b)
National Power Corp.
4.56%	08/23/11	208	210	(i)
Nationwide Mutual Insurance Co.
6.60%	04/15/34	200	185	(b)
7.88%	04/01/33	179	190	(b)
9.38%	08/15/39	80	97	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100	115
News America Inc.
4.50%	02/15/21	694	680	(b)
6.65%	11/15/37	776	814
Nisource Finance Corp.
6.13%	03/01/22	496	540
Noble Holding International Ltd.
3.05%	03/01/16	603	598
NRG Energy Inc.
7.63%	01/15/18	308	320	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	400	375
Pacific Gas & Electric Co.
5.80%	03/01/37	165	167
6.05%	03/01/34	883	920
Pacific Rubiales Energy Corp.
8.75%	11/10/16	200	228	(b)
PacifiCorp
6.00%	01/15/39	500	538
6.25%	10/15/37	14	15
PAETEC Holding Corp.
8.88%	06/30/17	1,069	1,152	(h)
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	164	163
Petrobras International Finance Co.
3.88%	01/27/16	358	360
Petroleos de Venezuela S.A.
8.37%	07/10/11	65	64	(d)
Petroleos Mexicanos
4.88%	03/15/15	560	596
6.00%	03/05/20	150	159
8.00%	05/03/19	70	84
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	144	146
Petronas Capital Ltd.
7.88%	05/22/22	100	127	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	200	210	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	656	739
Plains All American Pipeline LP
5.00%	02/01/21	596	598
Plains All American Pipeline LP Corp.
3.95%	09/15/15	406	419
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	114	(b)
Protective Life Corp.
8.45%	10/15/39	699	780

Prudential Financial Inc.
3.88%	01/14/15	639	661
5.40%	06/13/35	250	234
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	100	101	(b)
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	200	199	(b)
QVC Inc.
7.50%	10/01/19	443	465	(b)
RailAmerica Inc.
9.25%	07/01/17	405	448
Republic Services Inc.
5.25%	11/15/21	508	532
5.50%	09/15/19	243	261
Reynolds Group Issuer Inc.
7.75%	10/15/16	872	922	(b)
Roche Holdings Inc.
6.00%	03/01/19	405	459	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	506	503	(b,h)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%	09/21/16	100	101	(i)
Russian Railways
5.74%	04/03/17	100	104
Southern Copper Corp.
5.38%	04/16/20	537	546
6.75%	04/16/40	477	479
Telecom Italia Capital S.A.
5.25%	10/01/15	400	414
6.00%	09/30/34	436	395
Telefonica Emisiones SAU
3.73%	04/27/15	397	401
3.99%	02/16/16	403	405
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	801	809
Textron Inc.
6.20%	03/15/15	540	589
The AES Corp.
8.00%	10/15/17	401	431
The Goldman Sachs Group Inc.
3.63%	02/07/16	502	497
3.70%	08/01/15	378	381
5.38%	03/15/20	820	833	(h)
6.25%	02/01/41	375	373
6.75%	10/01/37	200	202
The Potomac Edison Co.
5.35%	11/15/14	245	265	(h)
Time Warner Cable Inc.
6.75%	07/01/18	372	423
7.50%	04/01/14	480	550
Time Warner Inc.
3.15%	07/15/15	867	878
5.88%	11/15/16	454	505
6.20%	03/15/40	443	439
TNK-BP Finance S.A.
6.13%	03/20/12	200	208
7.25%	02/02/20	5	5	(b)
Transnet Ltd.
4.50%	02/10/16	200	204	(b)
Transocean Inc.
6.00%	03/15/18	120	130
6.80%	03/15/38	81	85
Union Electric Co.
6.70%	02/01/19	370	427

UnitedHealth Group Inc.
5.80%	03/15/36	303	301
Valero Energy Corp.
6.13%	02/01/20	389	421
Verizon Communications Inc.
5.50%	02/15/18	361	394
6.40%	02/15/38	273	286
Vimpel Communications Via VIP Finance Ireland Limited OJSC
7.75%	02/02/21	200	210	(b)
Visteon Corp.
6.75%	04/15/19	209	209
Votorantim Cimentos S.A.
7.25%	04/05/41	700	696
WEA Finance LLC (REIT)
6.75%	09/02/19	814	934	(b)
7.50%	06/02/14	175	200	(b)
Weatherford International Inc.
6.35%	06/15/17	448	495
Weatherford International Limited Bermuda
6.75%	09/15/40	703	729
Wells Fargo & Co.
3.68%	06/15/16	604	608
Williams Partners LP
5.25%	03/15/20	602	628
Willis Group Holdings PLC
4.13%	03/15/16	490	487
Windstream Corp.
7.75%	10/01/21	350	356	(b)
7.88%	11/01/17	457	490
Woodside Finance Ltd.
4.50%	11/10/14	917	971	(b)
Wyeth
5.50%	03/15/13	400	434
Wynn Las Vegas LLC
7.88%	05/01/20	297	317
Xstrata Finance Canada Ltd.
5.80%	11/15/16	345	382	(b)
			98,467

Non-Agency Collateralized Mortgage Obligations—7.7%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	400	409
5.73%	07/10/46	350	313
5.74%	02/10/51	630	681
6.20%	02/10/51	380	420	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	380	409
Banc of America Commercial Mortgage Inc. (Class B)
5.04%	07/10/43	400	412	(i)
Banc of America Funding Corp. (Class B1)
4.55%**	03/20/36	108	—	(h,q)
Banc of America Mortgage Securities Inc. (Class B1)
4.43%	01/25/36	209	14	(h,q)
4.45%	02/25/36	205	16	(h,q)
Bear Stearns Commercial Mortgage Securities
5.76%	09/11/38	750	773	(i)
Bear Stearns Commercial Mortgage Securities (Class A M)
5.52%	04/12/38	370	391
Bear Stearns Commercial Mortgage Securities (Class A2)
5.41%	03/11/39	222	223	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.61%	09/11/41	400	380	(i)
5.72%	06/11/40	340	289

Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
5.99%	09/11/42	100	73	(h,q)
Citigroup Commercial Mortgage Trust
5.82%	12/10/49	380	417	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	360	340
Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	410	397
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	580	603
Countrywide Asset-Backed Certificates (Class A2)
10.26%	11/25/35	108	104	(d,h)
Countrywide Commercial Mortgage Trust (Class AJ)
5.92%	06/12/46	450	432	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	244	18	(h,q)
Credit Suisse Mortgage Capital Certificates (Class C)
5.44%	02/15/39	750	615
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	141	10	(h,q)
DBUBS Mortgage Trust
5.56%	02/01/21	350	319	(b)
Greenwich Capital Commercial Funding Corp. (Class AM)
5.89%	07/10/38	600	623	(i)
GS Mortgage Securities Corp II
5.73%	03/10/44	720	678	(b)
Impac CMB Trust (Class 1A1)
3.15%	10/25/34	338	320	(d,h)
9.63%	04/25/35	431	351	(d,h)
Indymac INDA Mortgage Loan Trust (Class B1)
4.51%	01/25/36	100	1	(h,q)
Interstar Millennium Trust (Series 2004) (Class A)
0.75%	03/14/36	29	27	(d)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	1,380	1,486	(h)
5.40%	05/15/45	280	300
5.44%	06/12/47	950	1,002	(h)
5.79%	02/12/51	650	700	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	870	898
5.90%	02/12/51	260	266	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.54%	04/15/43	280	258
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.20%	02/12/51	155	87	(q)
LB-UBS Commercial Mortgage Trust
7.62%	01/15/36	2,798	114	(d,h,q)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.09%	04/15/41	1,000	1,102	(h,i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	310	331
5.16%	02/15/31	410	438
LB-UBS Commercial Mortgage Trust (Class AJ)
6.09%	04/15/41	160	147	(i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.17%	09/15/45	200	203	(i)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
20.57%	12/15/39	4,369	60	(d,h,q)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	400	390	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	172	17	(g,h,q,r)
Merrill Lynch Mortgage Trust (Class AJ)
5.67%	05/12/39	1,175	1,162	(i)

Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.67%	05/12/39	375	248
Morgan Stanley Capital I
5.16%	10/12/52	450	480	(h,i)
5.73%	10/15/42	449	397
15.21%	01/15/21	473	454	(b,d,h)
Morgan Stanley Capital I (Class A4)
5.81%	08/12/41	160	177	(i)
5.81%	12/12/49	1,195	1,291	(h)
Morgan Stanley Capital I (Class AJ)
5.73%	10/15/42	200	200	(i)
Morgan Stanley Capital I (Class AM)
6.28%	01/11/43	400	415
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	250	242
MortgageIT Trust (Class A1)
9.73%	08/25/35	1,882	1,470	(d,h)
National RMBS Trust (Series 2004) (Class A1)
5.24%	03/20/34	54	54	(d)
OBP Depositor LLC Trust
4.65%	07/15/45	280	284	(b)
Puma Finance Ltd. (Class A)
5.15%	10/11/34	51	51	(d)
Residential Funding Mortgage Securities I (Class M1)
5.75%**	01/25/36	162	—	(h,q)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.09%**	02/25/28	215	—	(q)
Vornado DP LLC
6.36%	09/13/28	160	161	(b)
Wachovia Bank Commercial Mortgage Trust
6.02%	06/15/45	390	297
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	540	538	(h,i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	1,030	1,062	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	170	165	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	675	88	(h,q)
			27,093

Sovereign Bonds—1.8%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100	107	(b)
8.25%	10/24/12	100	106
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	100	105	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125	130	(b)
Government of Argentina
2.50%	12/31/38	87	37	(j)
3.97%	08/03/12	347	85	(d,i)
7.00%	10/03/15	55	52
8.28%	12/31/33	90	81
Government of Belize
6.00%	02/20/29	224	188	(j)
Government of Brazil
5.63%	01/07/41	100	98
6.00%	02/20/29	70	58	(b,j)
8.25%	01/20/34	77	102
Government of Colombia
7.38%	03/18/19	100	120

Government of Costa Rica
10.00%	08/01/20	74	101	(b)
Government of El Salvador
7.65%	06/15/35	160	159	(b)
Government of Grenada
2.50%	09/15/25	128	80	(b,j)
Government of Hungary
6.38%	03/29/21	140	140
7.63%	03/29/41	210	210
Government of Indonesia
11.63%	03/04/19	53	76	(b)
Government of Lebanon
4.00%	12/31/17	29	28
6.38%	03/09/20	100	101
Government of Lithuania
6.75%	01/15/15	100	109	(b)
7.38%	02/11/20	200	223	(b)
Government of Panama
6.70%	01/26/36	155	174
Government of Peruvian
6.55%	03/14/37	225	244
7.35%	07/21/25	100	119
Government of Philippine
6.50%	01/20/20	93	105
Government of Poland
6.38%	07/15/19	37	41
Government of Qatar
5.25%	01/20/20	200	208	(b)
Government of Turkey
5.63%	03/30/21	240	245
Government of Uruguay
6.88%	09/28/25	111	128
Government of Venezuela
1.30%	04/20/11	77	77	(i)
10.75%	09/19/13	80	80
Government of Vietnam
1.27%	03/12/16	31	27	(i)
Korea Expressway Corp.
4.50%	03/23/15	67	70	(b,h)
Korea National Oil Corp.
2.88%	11/09/15	278	269	(b)
Lebanese Republic
5.15%	11/12/18	69	66
Province of Manitoba Canada
4.90%	12/06/16	315	349	(h)
Province of Quebec Canada
7.50%	09/15/29	460	616
Republic of Dominican
7.50%	05/06/21	100	102	(b)
9.50%	09/27/11	62	63
Republic of Ghana
8.50%	10/04/17	200	226	(b)
Republic of Indonesia
5.88%	03/13/20	100	107	(b)
Republic of Lebanese
6.10%	10/04/22	69	66
Republic of Turkey
6.00%	01/14/41	200	187
Russian Foreign Bond—Eurobond
5.00%	04/29/20	100	101	(b,h)

United Mexican States
5.13%	01/15/20	116	121
6.05%	01/11/40	84	87
			6,374
Municipal Bonds and Notes—0.7%
American Municipal Power-Ohio Inc.
8.08%	02/15/50	280	319	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	1,043	991	(h)
New Jersey State Turnpike Authority
7.10%	01/01/41	200	215
7.41%	01/01/40	560	620
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	168
South Carolina State Public Service Authority
6.45%	01/01/50	200	213
			2,526

FNMA—0.0%*
Lehman TBA Fail Residual
5.50%**	TBA	239	—	(c,o,q)

Total Bonds and Notes			344,467
(Cost $341,080)

Other Investments—0.3%
GEI Investment Fund			1,007	(k)
(Cost $987)

Total Investments in Securities			345,474
(Cost $342,067)

Short-Term Investments—15.2%
GE Institutional Money Market Fund Investment Class 0.15%			53,306	(d,k)
(Cost $53,306)

Total Investments			398,780
(Cost $395,373)

Liabilities in Excess of Other Assets, net—(13.8)%			(48,463)

NET ASSETS—100.0%			$350,317

Other Information

The Fund had the following long futures contracts open at March 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	June 2011	227	$49,514	$29
5 Yr. U.S. Treasury Notes Futures	June 2011	59	6,891	4

				$33

The Fund had the following short futures contracts open at March 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra long U.S. Treasury Bond Futures	June 2011	47	$(5,807)	$(57)
10 Yr. U.S. Treasury Notes Futures	June 2011	443	(52,731)	(263)

				$(320)

				$(287)

Notes to Schedules of Investments (dollars in thousands)—March 31, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $4,912, $24,779 and $14,696 or 2.10%, 7.07% and 7.18% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market Fund, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2011 (as a percentage of net assets) as follows:

AMBAC              7.72%

FSA                     7.55%

MBIA                  6.00%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At March 31, 2011, these securities amounted to $582 and $80 or 0.17% and 0.03% of net assets for the Elfun Income and Elfun Diversified Fund, respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of March 31, 2011.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following table presents the Funds’ investments measured at fair value on a recurring basis at March 31, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$93,155	$—	$93,155
	Agency Mortgage Backed	—	104,391	—	104,391
	Agency CMOs	—	9,310	431	9,741
	Asset Backed	—	2,695	25	2,720
	Corporate Notes	—	98,467	—	98,467
	Non-Agency CMOs	—	26,639	454	27,093
	Sovereign Bonds	—	6,374	—	6,374
	Municipal Notes and Bonds	—	2,526	—	2,526
	Other Investments	—	1,007	—	1,007
	Short-Term Investments	53,306	—	—	53,306

	Total Investments in Securities	$53,306	$344,564	$910	$398,780

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$33	$—	$—	$33
	Futures Contracts—Unrealized Depreciation	(320)	—	—	(320)

	Total Other Financial Instruments	$(287)	$—	$—	$(287)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2011, within the Elfun Income Fund:

Elfun Income Fund	Agency CMOs	Asset Backed		Non-Agency CMOs	Total
Balance at 12/31/10	$515	$25		$437	$977
Accrued discounts/premiums	(20)	—		—	(20)
Realized gain (loss)	(28)	—		(72)	(100)
Change in unrealized gain (loss)	34	—		101	135
Net purchases (sales)	21	—		(12)	9
Net transfers in and out of Level 3	(91)	—		—	(91)

Balance at 03/31/11	$431	$25		$454	$910
Change in unrealized appreciation relating to securities still held at 03/31/11	$34	0	*	$30	$64

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

*	Value is less than $500

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of March 31, 2011:

(Dollars in Thousands)

	Asset Derivatives March 31, 2011			Liability Derivatives March 31, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Elfun Income Fund
Interest Rate Contracts	Assets, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	33	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	(320	)*

*	Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments and within the components of Net Assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets or Liabilities sections of the Statement of Assets and Liabilities.

Income Taxes

At March 31, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

	Cost of Investment For Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
Elfun Income Fund	$396,264	$8,713	$(6,196)	$2,516

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 20, 2011

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: May 20, 2011